Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement of Income
Net sales	$ 31,657	$ 30,109	$ 30,274
Operating expenses
Cost of sales	16,055	15,118	15,351
Selling, general and administrative expenses	6,626	6,311	6,233
Research, development and related expenses	1,870	1,764	1,757
Gain on sale of businesses	(586)	(111)	(47)
Total operating expenses	23,965	23,082	23,294
Operating income	7,692	7,027	6,980
Interest expense and income
Other expense (income), net	144	(26)	157
Income before income taxes	7,548	7,053	6,823
Provision for income taxes	2,679	1,995	1,982
Net income including noncontrolling interest	4,869	5,058	4,841
Less: Net income attributable to noncontrolling interest	11	8	8
Net income attributable to 3M	$ 4,858	$ 5,050	$ 4,833
Weighted average 3M common shares outstanding - basic (in shares)	597.5	604.7	625.6
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 8.13	$ 8.35	$ 7.72
Weighted average 3M common shares outstanding - diluted (in shares)	612.7	618.7	637.2
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	$ 7.93	$ 8.16	$ 7.58
Cash dividends paid per 3M common share (in dollars per share)	$ 4.70	$ 4.44	$ 4.10